UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Andrew Schlossberg
301 West Roosevelt Road
Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments  for the three month period ended January 31, 2012 is set forth below.

PowerShares India Portfolio (PIN)
January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	India - 99.9%
	Consumer Discretionary - 4.2%
19,294	Bosch, Ltd.	$2,829,032
488,950	Mahindra & Mahindra, Ltd.	6,705,077
1,348,128	Tata Motors, Ltd.	6,651,347
		16,185,456

	Consumer Staples - 7.7%
2,341,031	Hindustan Unilever, Ltd.	17,979,705
1,997,744	ITC, Ltd.	8,240,265
38,728	Nestlé India, Ltd.	3,336,662
		29,556,632

	Energy - 25.3%
194,181	Bharat Petroleum Corp., Ltd.	2,262,467
1,083,290	Cairn India, Ltd. (a)	7,435,911
872,228	Coal India, Ltd.	5,784,277
1,807,995	Indian Oil Corp., Ltd.	10,567,511
5,360,495	Oil & Natural Gas Corp., Ltd.	29,905,805
176,761	Oil India, Ltd.	4,318,838
2,223,548	Reliance Industries, Ltd.	36,763,080
		97,037,889

	Financial Services - 12.8%
236,390	Axis Bank, Ltd.	5,187,480
1,565,976	HDFC Bank, Ltd.	15,675,595
760,932	Housing Development Finance Corp.	10,771,855
394,252	ICICI Bank, Ltd.	7,189,348
1,359,194	Infrastructure Development Finance Co., Ltd.	3,682,153
154,112	State Bank of India	6,401,983
		48,908,414

	Health Care - 5.2%
746,673	Cipla, Ltd.	5,300,480
135,480	Dr. Reddy's Laboratories, Ltd.	4,630,624
299,019	Ranbaxy Laboratories, Ltd.	2,715,331
666,782	Sun Pharmaceutical Industries, Ltd.	7,405,467
		20,051,902

	Industrials - 5.1%
870,250	Adani Ports & Special Economic Zone	2,589,014
803,118	Ambuja Cements, Ltd.	2,615,067
827,932	Bharat Heavy Electricals, Ltd.	4,194,498
1,969,988	Jaiprakash Associates, Ltd.	2,782,964
140,380	Larsen & Toubro, Ltd.	3,713,845
239,740	Seimens, Ltd.	3,527,371
		19,422,759

	Information Technology - 16.9%
674,605	Infosys, Ltd.	37,383,309
674,301	Tata Consultancy Services, Ltd.	15,423,894

Number of Shares		Value
	Common Stocks (Continued)
	India (Continued)
	Information Technology (Continued)
1,420,503	Wipro, Ltd.	$11,865,057
		64,672,260

	Materials - 9.7%
37,392	Asian Paints, Ltd.	2,249,910
3,399,186	Hindustan Zinc, Ltd.	9,318,630
567,678	Jindal Steel & Power, Ltd.	6,245,089
217,379	JSW Steel, Ltd.	3,086,259
1,367,269	NMDC, Ltd.	4,963,592
618,658	Sesa Goa, Ltd.	2,730,754
1,587,010	Steel Authority of India, Ltd.	3,264,211
1,245,057	Sterlite Industries India, Ltd.	2,923,473
270,032	Tata Steel, Ltd.	2,472,039
		37,253,957

	Telecommunication Services - 5.6%
2,039,210	Bharti Airtel, Ltd.	15,094,567
1,248,879	Idea Cellular, Ltd. (a)	2,420,974
1,918,992	Reliance Communications, Ltd.	3,873,301
		21,388,842

	Utilities - 7.4%
404,661	GAIL India, Ltd.	3,054,702
5,615,971	NHPC, Ltd.	2,334,072
3,724,405	NTPC, Ltd.	12,903,035
1,538,354	Power Grid Corp. of India, Ltd.	3,229,470
328,589	Reliance Infrastructure, Ltd.	3,581,949
1,596,490	Reliance Power, Ltd. (a)	3,282,096
		28,385,324

	Total Common Stocks
	(Cost $319,927,325)	382,863,435
Principal
	Short-Term Instruments - 0.0%
	Time Deposit - 0.0%
$680	Brown Brothers Harriman & Co.
	0.03%, 2/01/12 (Cost $680)	680
	Total Investments-99.9%
	(Cost $319,928,005)	382,864,115
	Other assets, less cash and liabilities-0.1%	243,405
	Net Assets-100.0%	$383,107,520

Footnotes to the Consolidated Schedule of Investments:

(a)	Non-income producing security.
(b)
At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $319,928,005. The net unrealized appreciation was $62,936,110 which consisted of aggregate gross unrealized appreciation of $77,282,584 and aggregate gross unrealized depreciation of $14,346,474.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months period ended January 31, 2012, the Fund had significant transfers from Level 2 to Level 1 as valuation was determined using a vendor prices.

Category	Level 1	Level 2	Level 3	Total
Equity Securities:
Consumer Discretionary	$16,185,456	$–	$–	$16,185,456
Consumer Staples	29,556,632	–	–	29,556,632
Energy	97,037,889	–	–	97,037,889
Financial Services	48,908,414	–	–	48,908,414
Health Care	20,051,902	–	–	20,051,902
Industrials	19,422,759	–	–	19,422,759
Information Technology	64,672,260	–	–	64,672,260
Materials	37,253,957	–	–	37,253,957
Telecommunication Services	21,388,842	–	–	21,388,842
Utilities	28,385,324	–	–	28,385,324
Time Deposit	–	680	–	680
Total Investments	$382,863,435	$680	$–	$382,864,115

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant’s  President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By: /s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: April 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in capacities and on dates indicated.

By: /s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: April 2, 2012

By: /s/ Steven Hill
Steven Hill
Treasurer
Date: April 2, 2012